Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent events
Subsequent Events

22. Subsequent events

The Company has evaluated subsequent events from the balance sheet date through August 14, 2023, the date at which the unaudited interim condensed consolidated financial statements were available to be issued and determined there were no additional items to be disclosed.